Stock Plans and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price of Options	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	103,760	$34.19	4.43	$—
Options granted	487,697	5.00
Options exercised	(77)	4.77
Options forfeited	(3,490)	10.36
Options expired	(10,637)	31.31

Outstanding as of December 31, 2013	577,253	$7.00	9.57	$3

Vested and expected to vest as of December 31, 2013	557,995	$7.07	9.56	$3

Exercisable as of December 31, 2013	289,308	$9.55	9.25	$1

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding as of December 31, 2013 :

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	12,257	7.62	8,815
$5.00	548,544	9.88	264,041
$15.90	839	0.27	839
$30.21	8,638	0.41	8,638
$39.75	3,520	0.27	3,520
$238.50	3,455	2.73	3,455

	577,253	9.57	289,308

Estimated Weighted-Average Grant Date Fair Value

The following table presents the weighted-average assumptions the Company used with the Black-Scholes valuation model to derive the grant date fair value-based measurements of employee and director stock options and the resulting estimated weighted-average grant date fair-value-based measurements per share:

	Year Ended December 31,
	2013	2012
Weighted-average assumptions:
Expected term	6 yrs	6.25 yrs
Expected volatility	92%	100%
Risk-free interest rate	1.76%	1.01%
Expected dividend yield	0%	0%
Weighted-average grant date fair value per share	$3.76	$3.97

Summary of Stock-Based Compensation Expense

Employee and director stock-based compensation expense recorded was as follows (in thousands):

	Year Ended December 31
	2013	2012
Research and development	$184	$26
General and administrative	691	54

Total	$875	$80